Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary of Change in Carrying Value of the Warrants

	2023	2022
(in $ millions)	$	$
As at 1 January	14	54
Issuance as part of Reverse Recapitalization	—	—
Change in fair value	(8)	(40)
As at 31 December	6	14